SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
14.	SUBSEQUENT EVENTS

1. On March 1, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Interactive Motion Technologies, Inc., a Massachusetts corporation (“IMT”), and Bionik Mergerco Inc., a Massachusetts corporation and a wholly owned subsidiary of the Company (“Merger Subsidiary”), providing for the merger (“Merger”) of Merger Subsidiary with and into IMT, with IMT surviving the Merger as a wholly-owned subsidiary of Bionik.

Subject to the indemnification and escrow arrangements described in the Merger Agreement, at the effective time of the Merger, Bionik will issue (or reserve for issuance) an aggregate of 23,650,000 shares of Company Common Stock in exchange for all shares of IMT Common Stock and IMT Preferred Stock outstanding immediately prior to the effective time (other than shares (i) held in treasury or (ii) held by persons who properly exercise appraisal rights under Massachusetts law).

Bionik will assume each of the 3,897,500 options to acquire IMT Common Stock granted under IMT’s equity incentive plan or otherwise issued by IMT. At the effective time of the Merger, these options will represent the right to purchase an aggregate of 3,000,000 shares of Company Common Stock, of which 1,000,000 will have an exercise price of $0.25, 1,000,000 will have an exercise price of $0.95 and 1,000,000 will have an exercise price of $1.05.

Consummation of the Merger is subject to customary conditions, including without limitation, the affirmative vote or consent of the holders of a majority of the issued and outstanding shares of IMT Preferred Stock voting as a separate class, and a majority of the issued and outstanding shares of IMT Preferred Stock and of IMT Common Stock voting together as a single class. If the law permits, Bionik or IMT may each waive conditions for their benefit and their stockholders’ benefit and complete the Merger even though one or more of these conditions has not been met.

On March 14, 2015, the parties entered into an Amendment and Waiver Agreement, amending the Merger Agreement and waiving any and all potential or actual breaches and/or defaults by the Company of its representations, warranties and/or covenants in the Merger Agreement as a result of the Company’s restatement of its Quarterly Reports on Form 10-Q for the fiscal quarters ended March 31, 2015, June 30, 2015 and September 30, 2015.

During review and due diligence of IMT prior to the execution of the Merger Agreement, the Company loaned an aggregate of $300,000 to Interactive Motion, which loans were secured by certain of its  assets of IMT. On March 7, 2016, the Company loaned an additional $68,750 to IMT to fund certain   of its expenses in contemplation of the closing of the Merger. The loan matures upon the earlier to occur of (a) the termination date of the Merger Agreement and (b) the effective date of the Merger. Interest and security are consistent with the terms of the previous loans as disclosed in Note 4.

The Company also advanced IMT $80,000 for closing costs during 2016.

The Company has not completed the identification of the assets acquired and liabilities assumed or the related valuation work necessary to arrive at any estimate of fair value or preliminary purchase price allocation. The initial accounting for the acquisition is incomplete and the information necessary to present accurate pro forma financial information is not yet available. The Company will present this information in future filings.

2. Subsequent to year-end, 53,233 common shares related to services provided in 2015 were issued. As at December 31, 2015, these shares, valued at $43,900, have been recorded as shares to be issued with the corresponding expense included in general and administrative expense. (Note 8xiii).

3. Subsequent to year-end, 64,248 common shares were issued related to investor relations and consulting services provided in 2016.

4. Subsequent to year-end, 45,508 common shares were issued as a result of a cashless exercise of 148,787 warrants with an exercise price of $0.80.